Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Property, plant and equipment at beginning of period	$ 3,194,492
Property, plant and equipment at end of period	2,991,546	$ 3,194,492
Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	3,879,938	3,844,000
Additions	33,336	35,938
Disposition	(29,601)
Property, plant and equipment at end of period	3,883,673	3,879,938
Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	685,446	447,107
Amortization	206,681	238,339
Property, plant and equipment at end of period	892,127	685,446
Land [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposition	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Property, plant and equipment at end of period	0	0
Building [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,651,942
Property, plant and equipment at end of period	2,545,864	2,651,942
Building [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	2,955,901	2,955,901
Additions	0	0
Disposition	0
Property, plant and equipment at end of period	2,955,901	2,955,901
Building [Member] | Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	303,959	193,461
Amortization	106,078	110,498
Property, plant and equipment at end of period	410,037	303,959
Leasehold improvements [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	13,487
Property, plant and equipment at end of period	10,791	13,487
Leasehold improvements [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposition	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold improvements [Member] | Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	30,228	24,635
Amortization	2,696	5,593
Property, plant and equipment at end of period	32,924	30,228
Production equipment [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	481,648
Property, plant and equipment at end of period	385,318	481,648
Production equipment [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	809,982	803,645
Additions	0	6,337
Disposition	0
Property, plant and equipment at end of period	809,982	809,982
Production equipment [Member] | Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	328,334	208,339
Amortization	96,330	119,995
Property, plant and equipment at end of period	424,664	328,334
Vehicles [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	34,857
Property, plant and equipment at end of period	37,015	34,857
Vehicles [Member] | Cost [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	57,782	28,181
Additions	33,336	29,601
Disposition	(29,601)
Property, plant and equipment at end of period	61,517	57,782
Vehicles [Member] | Accumulated amortization [Member]
Statement [Line Items]
Property, plant and equipment at beginning of period	22,925	20,672
Amortization	1,577	2,253
Property, plant and equipment at end of period	$ 24,502	$ 22,925